Putnam
Tax Exempt
Income Fund

ANNUAL REPORT
September 30, 1997

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "What makes today's municipal bond market different from that of six months ago is that yields there have recently become much more attractive relative to Treasury yields."

                              -- William H. Reeves; manager
                                 Putnam Tax Exempt Income Fund

* "[Municipal bond funds] are more liquid than actual munis. And you get access to a manager who may be able to play the credit-rating changes of a locality to your advantage."

                              -- Fortune, August 18, 1997


   CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

13 Portfolio holdings

23 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The municipal bond market maintained a demeanor of relative calm during the first half of Putnam Tax Exempt Income Fund's fiscal year with investors still willing to absorb virtually all of the new offerings presented to them. Even so, a palpable undercurrent of concern persisted that the still-vibrant economy would finally heat inflation to the flash point.

In deference to the market's mood, Fund Manager William Reeves maintained a slightly defensive portfolio position, which he regarded as worthwhile insurance against any real or imagined threat to the market's relative stability. Even so, the fund was able to end the period with a total return for class A shares that was well above the benchmark Lehman Brothers Municipal Bond Index.

As he explains in the following report, Bill currently expects to keep his strategy in place during the first half of fiscal 1998. He also discusses in detail the fund's performance during the 1997 fiscal year.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
November 19, 1997



Report from the Fund Manager
William H. Reeves

Imagine an old-fashioned tug of war with strong economic growth pulling on one end of the rope and low inflation tugging on the other. You'll have a pretty good picture of what has been happening in the economy and influencing the municipal bond market for most of the past year. As one side pulled harder, rates inched higher; as the other side stood steadfast, rates declined.

Despite the subsequent narrow trading ranges for municipal bond prices, Putnam Tax Exempt Income Fund produced a competitive return for the 12 months ended September 30, 1997. Your fund's class A shares returned 9.89% at net asset value and 4.63% at public offering price. For comparison, the Lehman Brothers Municipal Bond Index posted a return of 9.03% for the same period. Please see pages 8 and 9 for additional performance information.

What makes today's municipal bond market different from that of six months ago is that yields there have recently become much more attractive relative to Treasury yields. And municipal bond prices have not been this low since early 1996. In September, the market experienced a dramatic surge in supply from refundings and new issues. This recent boost in supply, along with improved demand, has made the municipal market especially attractive and we tried to take full advantage of the resulting opportunity.

* DENVER INTERNATIONAL AIRPORT BOND REFUNDING BOOSTS PRICES

One way your fund's management team seeks to enhance returns is through careful security selection and in-depth credit research. This is especially important when reviewing higher-risk bond issuers. One example of higher-risk credits whose potential to provide higher returns, in our opinion, justifies its credit risk is our long-standing position in Denver International Airport bonds.

The Denver Airport Authority recently prerefunded its outstanding bonds by investing the proceeds of a new bond issue in U.S. government bonds that mature at the same time as the outstanding municipal bonds. Because this action translates into added security for the bonds and reduced credit risk, an upgrade by rating agencies is likely to follow. This generally boosts the bonds' prices and, in turn, your fund's performance.

* CALIFORNIA, WASHINGTON, DC, BONDS OUTPERFORM

The fund's investments in the California market offer another example of how the economy influences the municipal bond market. Although the state has a somewhat checkered recent fiscal past, its improving economy has generated healthy tax revenues and reduced the need for new issuance. The result has been relatively higher demand for California municipal bonds against a decrease in supply. Consequently, these bonds have outperformed the municipal market in general, and the fund's California position has served it well.

Positive news associated with our investment in Washington, DC, general obligation bonds has also contributed to the fund's performance. The major rating agencies have raised their outlook on the district's credit after many years of reporting negative news. The market has taken its cue from this shift in the form of higher prices for the District of Columbia's bonds. Its bonds are typical of the quality spread compression that has taken place in the municipal market -- there is only a minimal price difference between the higher-rated and lower-rated bonds. Because of the strong economy, lower-quality bonds have generally outperformed higher-quality bonds and investors have been rewarded for taking on extra credit risk with higher bond prices.

[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Hospitals and health care       14.8%

Transportation                  14.3%

Utilities                       13.3%

Education                        5.2%

Housing                          4.4%

Footnote reads:
*Based on net assets as of 9/30/97. Holdings will vary over time.

The fund has also experienced price appreciation from its zero-coupon bond positions. Zeroes, or ETMs (escrow to maturity), can be quite volatile, but when interest rates declined for part of the year, they appreciated in value.

* IMPROVING YIELD CURVE POSITIONING

The fund is gradually moving away from its previously more aggressive management style and has already begun to place more emphasis on producing a consistent level of income and risk management. Our goal of high tax-free income remains the same, but we are trying to do so by taking less risk.

One strategy we employed over the year emphasized bonds with maturities of 10 to 20 years. These bonds offer attractive yield but also have the potential to increase in value as they approach maturity and shift to the shorter end of the yield curve in a phenomenon known as "rolling down the yield curve." We believe that intermediate maturity bonds offer a big advantage because they tend to experience this phenomenon more rapidly than longer-term issues.

* MORE CONSERVATIVE MANAGEMENT STRATEGIES IN PLACE

As time goes on, we believe there will be moderate upward pressure on interest rates. Interest rates change in response to a number of things: Federal Reserve Board policy, economic conditions, market psychology, and most important for the municipal bond market, changes in expectations about inflation. Because higher inflation reduces the future buying power of a fixed level of dividends, fears of growing inflation tend to weaken bond prices.

We anticipate that the news on inflation will slowly deteriorate. With that in mind, we believe that taking on excessive risk would not reward the fund and we plan to maintain our defensive strategies. More specifically we will keep a slightly shorter-than-market duration of 6 1/2 to 7 years with maturities falling in the 10- to 20-year range. As we've stated before, shorter durations can help preserve principal value if interest rates gradually move upward.

[GRAPHIC OMITTED: pie chart CREDIT QUALITY OVERVIEW]

CREDIT QUALITY OVERVIEW*

VMGI        2.2%

Aaa        49.6%

Aa         12.4%

A           4.1%

Baa        22.8%

Ba          8.9%

Footnote reads:
*As a percentage of market value as of 9/30/97. A bond rated Baa or higher is considered investment grade. All ratings reflect Moody's descriptions unless noted otherwise; percentages may include unrated bonds considered by Putnam Management to be of comparable quality. Ratings will vary over time.

Fund management will also keep a vigilant eye on inflation and continue to rely on its own in-depth research to evaluate new and existing holdings. When the rope in the strong economy/low inflation tug of war begins to fray, we believe that our more conservative management strategies will be rewarded.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 9/30/97, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Tax Exempt Income Fund is designed for investors seeking high current income free from federal income tax, consistent with capital preservation.

TOTAL RETURN FOR PERIODS ENDED 9/30/97

                              Class A          Class B        Class M
(inception date)             (12/31/76)       (1/4/93)       (2/16/95)
                             NAV     POP     NAV    CDSC     NAV     POP
-------------------------------------------------------------------------
1 year                      9.89%   4.63%   9.18%   4.18%   9.55%   6.05%
-------------------------------------------------------------------------
5 years                    37.64   31.16   32.90   30.90   35.44   31.03
Annual average              6.60    5.57    5.85    5.53    6.26    5.55
-------------------------------------------------------------------------
10 years                  136.54  125.30  118.77  118.77  127.07  119.68
Annual average              8.99    8.46    8.14    8.14    8.55    8.19
-------------------------------------------------------------------------
Annual average,
life of fund                8.44    8.19    7.55    7.55    7.94    7.77
-------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 9/30/97
                                        Lehman Bros.
                                         Municipal       Consumer
                                        Bond Index      Price Index
-------------------------------------------------------------------------
1 year                                     9.03%           2.15%
-------------------------------------------------------------------------
5 years                                   41.44           14.08
Annual average                             7.18            2.67
-------------------------------------------------------------------------
10 years                                 131.87           40.17
Annual average                             8.77            3.43
-------------------------------------------------------------------------
Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% for class A shares and 3.25% for class M shares. One-, five-, and ten-year (when available) and life-of-fund returns for class B shares reflect the applicable contingent deferred sales charges
(CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating costs applicable to such shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

[GRAPHIC OMITTED: GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT
Cumulative total return of a $10,000 investment since 9/30/87

                                 Lehman Bros.
                                 Municipal
Date/year     Fund at POP        Bond Index         CPI

9/30/87          9525              10000           10000
9/30/88         11138              11298           10417
9/30/89         12243              12279           10869
9/30/90         12766              13114           11539
9/30/91         14543              14842           11930
9/30/92         16369              16393           12286
9/30/93         18706              18481           12617
9/30/94         17823              18034           12990
9/30/95         19353              20052           13320
9/30/96         20502              21263           13720
9/30/97         22530              23187           14017

Footnote reads:

Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $21,877 and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $22,707 ($21,968 at public offering price). See first page of performance section for performance calculation method.

PRICE AND DISTRIBUTION INFORMATION
12 months ended 9/30/97
                          Class A         Class B         Class M
-------------------------------------------------------------------------
Distributions (number)         12          12          12
-------------------------------------------------------------------------
Income                     $0.484938   $0.426833   $0.459082
-------------------------------------------------------------------------
Capital gains1                    --          --          --
-------------------------------------------------------------------------
  Total                   $0. 484938   $0.426833   $0.459082
-------------------------------------------------------------------------
Share value:                  NAV     POP     NAV     NAV     POP
-------------------------------------------------------------------------
9/30/96                      $8.76   $9.20   $8.76   $8.78   $9.07
-------------------------------------------------------------------------
9/30/97                       9.12    9.57    9.12    9.14    9.45
-------------------------------------------------------------------------
Current return (end of period)
-------------------------------------------------------------------------
Current dividend rate2        5.24%   4.99%   4.60%   4.94%   4.78%
-------------------------------------------------------------------------
Taxable equivalent3           8.68    8.26    7.62    8.18    7.91
-------------------------------------------------------------------------
Current 30-day SEC yield4     4.80    4.57    4.15    4.49    4.35
-------------------------------------------------------------------------
Taxable equivalent3           7.95    7.57    6.87    7.43    7.20
-------------------------------------------------------------------------
1 Capital gains, if any, are taxable for federal and, in most cases, state tax purposes. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

2 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

3 Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

4 Based only on investment income, calculated using SEC guidelines.



TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 4.75% sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Lehman Brothers Municipal Bond Index is an unmanaged list of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund *

International New Opportunities Fund

Investors Fund

New Opportunities Fund +

OTC & Emerging Growth Fund [DBL. DAGGER]

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Diversified Income Trust II

Federal Income Trust

Global Governmental Income Trust

High Yield Advantage Fund

High Yield Total Return Fund

High Yield Trust +

Income Fund

Money Market Fund **

Intermediate U.S. Government
Income Fund

Preferred Income Fund

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGESM FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

  * Formerly Overseas Growth Fund

  + Closed to new investors. Some exceptions may apply. Contact Putnam for details.

[DBL. DAGGER] Formerly OTC Emerging Growth Fund

[SECTION MARK] Not available in all states.

 ** An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

    Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Report of independent accountants
For the fiscal year ended September 30, 1997

To the Trustees and Shareholders of
Putnam Tax Exempt Income Fund

We have audited the accompanying statement of assets and liabilities of Putnam Tax Exempt Income Fund, including the portfolio of investments owned, as of September 30, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Tax Exempt Income Fund as of September 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                   Coopers & Lybrand L.L.P.

Boston, Massachusetts
November 11, 1997



Portfolio of investments owned
September 30, 1997

Key to Abbreviations
AMBAC       -- AMBAC Indemnity Corporation
COP         -- Certificate of Participation
FGIC        -- Financial Guaranty Insurance Company
FHA Insd.   -- Federal Housing Administration Insured
FSA         -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized G.O. Bonds -- General Obligation Bonds
IFB         -- Inverse Floating Rate Bonds
MBIA        -- Municipal Bond Investors Assurance Corporation
TRAN        -- Tax Revenue Anticipation Notes
VRDN        -- Variable Rate Demand Notes


MUNICIPAL BONDS AND NOTES (101%) *
PRINCIPAL AMOUNT                                                               RATINGS**               VALUE

Alabama (0.9%)
------------------------------------------------------------------------------------------------------------
 $    8,500,000  Fairfield, Indl. Dev. Auth. Rev. Bonds (USX Corp.),
                   Ser. A, 6.7s, 12/1/24                                       Baa            $    9,148,125
     10,000,000  Jackson Cnty., Hlth. Care Auth. Hosp. TRAN,
                   7 7/8s, 5/1/19                                              BB/P               10,912,500
                                                                                              --------------
                                                                                                  20,060,625

Arizona (1.2%)
------------------------------------------------------------------------------------------------------------
      6,500,000  Apache Cnty., Ind. Dev. Auth. VRDN (Tucson Elec.),
                   Ser. 83A, 4.1s, 12/15/18                                    VMIG1               6,500,000
      6,510,000  AZ State Muni. Fin. Program COP, Ser. 34,
                   7 1/4s, 8/1/09                                              Aaa                 7,974,750
     10,000,000  Mesa, Util. Syst. Rev. Bonds, FGIC, 7 1/4s, 7/1/12            Aaa                12,162,500
                                                                                              --------------
                                                                                                  26,637,250

Arkansas (--%)
------------------------------------------------------------------------------------------------------------
        950,000  U. of Arkansas VRDN (UAMS Campus), 3.5s, 12/1/19              VMIG1                 950,000

California (8.0%)
------------------------------------------------------------------------------------------------------------
     15,000,000  CA Edl. Fac. Auth. Rev Bonds (Stanford U.),
                   Ser. N, 5.2s, 12/1/27                                       Aaa                14,775,000
     10,000,000  CA State G.O. Bonds, 6 1/2s, 2/1/08                           A                  11,525,000
     10,890,000  Los Angeles Cnty., Dept. Wtr. & Elec. Pwr. Auth.
                   Rev. Bonds, Ser. A, 7 1/4s, 9/15/30                         Aa                 11,938,163
     16,935,000  Los Angeles Cnty., Metro. Trans. Auth. Sales Tax
                   Rev. Bonds, Ser. A (2nd Ser.), AMBAC, 5s, 7/1/25            Aaa                16,067,081
     12,070,000  Los Angeles Cnty., Pub. Wks. Rev. Bonds, Ser. A,
                   MBIA, 6s, 9/1/05                                            Aaa                13,307,175
     18,900,000  Los Angeles Cnty., Sanitation Dist. Fin. Auth. Rev.
                   Bonds (Capital Projects), Ser. A, MBIA, 5s, 10/1/23         Aaa                17,836,875
      7,000,000  Los Angeles, Regl. Arpt. Impt. Rev. Bonds
                   (United Airlines, Inc.), Ser. G, 8.8s, 11/15/21             Baa                 7,918,750
     20,300,000   Orange Cnty., Local Trans. Auth. Sales Tax Rev.
                   Bonds, FGIC, 6.1s, 2/14/11                                  Aaa                22,000,125
     11,285,000  San Diego Cnty. COP (Inmate Reception
                   Ctr. & Cooling), MBIA, 6 3/4s, 8/1/19                       Aaa                13,062,388
     20,000,000  San Diego, Pub. Swr. Fac. Fin. Auth Rev. Bonds,
                   Ser. A, FGIC, 5 1/4s, 5/15/27                               Aaa                19,525,000
     17,690,000  San Jose, Redev. Agcy. Tax Alloc. Rev. Bonds
                   (Merged Area Redev.), MBIA, 5s, 8/1/20                      Aaa                16,849,725
     18,000,000  U. of CA Rev. Bonds (UCSD Med. Ctr.
                   Satellite Med. Fac.), 7.9s, 12/1/19                         BBB/P              19,372,500
                                                                                              --------------
                                                                                                 184,177,782

Colorado (5.6%)
------------------------------------------------------------------------------------------------------------
                 Arapahoe Cnty., Cap. Impt. Trust Fund
                   Hwy. Rev. Bonds
     17,000,000    Ser. E-470, 7s, 8/31/26                                     Baa                20,145,000
      5,000,000    Ser. E -470, 6.95s, 8/31/26                                 Baa                 5,868,750
                 Denver, City & Cnty. Arpt. Rev. Bonds
      5,000,000    (Airport & Marina Improvements), Ser. A,
                   MBIA, 8 3/4s, 11/15/23                                      Aaa                 5,925,000
     28,660,000    Ser. A, 8 3/4s, 11/15/23                                    Baa                33,711,325
     10,340,000    Ser. A, 8 3/4s, 11/15/23 (Prerefunded)                      Baa                12,201,200
      4,800,000    Ser. A, 8 1/2s, 11/15/23                                    Baa                 5,406,000
        455,000    Ser. A, 8 1/2s, 11/15/23 (Prerefunded)                      Baa                   518,700
      3,005,000    Ser. A, MBIA, 8 1/2s, 11/15/23                              Aaa                 3,433,213
     11,090,000    Ser. A, 8s, 11/15/17                                        Baa                11,356,604
      3,980,000    Ser. B, 7 1/4s, 11/15/23                                    Baa                 4,427,750
      1,020,000    Ser. B, 7 1/4s, 11/15/23 (Prerefunded)                      Baa                 1,161,525
     22,050,000    Ser. C, A, 7 1/4s, 11/15/25                                 AAA                25,329,938
                                                                                              --------------
                                                                                                 129,485,005

Connecticut (0.7%)
------------------------------------------------------------------------------------------------------------
     15,000,000  Mashantucket, Western Pequot Tribe
                   Rev. Bonds, Ser. A, 6.4s, 9/1/11                            Baa                16,162,500

District of Columbia (3.8%)
------------------------------------------------------------------------------------------------------------
                 DC G.O. Bonds
     39,250,000    Ser. A, 6 3/8s, 6/1/26                                      Ba                 41,555,938
     38,175,000    Ser. A, 6s, 6/1/26                                          Ba                 39,081,656
      7,000,000  DC, Georgetown U. IFB, 8.896s, 4/25/22                        A                   7,936,250
                                                                                              --------------
                                                                                                  88,573,844

Florida (2.0%)
------------------------------------------------------------------------------------------------------------
     18,500,000  Hernando Cnty. Rev. Bonds (Criminal Justice
                   Complex Fin.), FGIC, 7.65s, 7/1/16 #                        Aaa                24,489,375
     16,375,000  Martin Cnty., Indl. Dev. Auth. Rev. Bonds (Indiantown
                   Co-generation), Ser. A, 7 7/8s, 12/15/25                    Baa                18,872,188
      2,200,000  Orange Cnty., Hsg. Fin. Auth. VRDN
                   (Sundown Assoc. II), Ser. B, 4.15s, 6/1/04                  A                   2,200,000
                                                                                              --------------
                                                                                                  45,561,563
Georgia (5.0%)
------------------------------------------------------------------------------------------------------------
     12,000,000  De Kalb Cnty., Muni. Hsg. Auth. Rev. Bonds
                   (Briarcliff Park Apts.), Ser. A, 7 1/2s, 4/1/17             A                  12,900,000
      1,600,000  Fulton Cnty., Hsg. Auth. Multi-Fam. Hsg. VRDN
                   (Holcombs Landing Apts), 4.2s, 8/1/26                       A                   1,600,000
     16,700,000  GA Muni. Elec. Auth. Special Obligation Rev. Bonds
                   (Crossover Ser. Project One), AMBAC, 6.4s, 1/1/13           Aaa                19,038,000
     10,000,000  GA Muni. Elec. Pwr. Auth. Rev. Bonds, Ser. B,
                   FGIC, 8 1/4s, 1/1/11                                        Aaa                13,150,000
                 GA State G.O. Bonds
     10,460,000    Ser. D, 6.8s, 8/1/11                                        Aaa                12,512,775
     10,000,000    6 1/2s, 12/1/09                                             Aaa                11,662,500
     15,840,000    Ser. A, 6 1/4s, 4/1/09                                      Aaa                18,018,000
     21,790,000    Ser. B, 6 1/4s, 4/1/09                                      Aaa                24,786,125
      1,500,000  Marietta, Hsg. Auth. Multi-Fam. VRDN
                   (Wood Pointe Apts.),4.2s, 10/1/07                           A                   1,500,000
                                                                                              --------------
                                                                                                 115,167,400

Hawaii (1.0%)
------------------------------------------------------------------------------------------------------------
     10,560,000  HI State G.O. Bonds, Ser. CO, FGIC, 6s, 3/1/08                Aaa                11,695,200
     10,600,000  Honolulu, City & Cnty. G.O. Bonds, 5.45s, 9/11/08             Aa2                11,236,000
                                                                                              --------------
                                                                                                  22,931,200

Illinois (1.9%)
------------------------------------------------------------------------------------------------------------
                 Chicago, O'Hare Intl. Arpt. Special Fac. Rev. Bonds
     14,500,000    (American Airlines Inc.), 8.2s, 12/1/24                     Baa                17,309,375
      4,485,000    (United Air Lines, Inc.), Ser. C, 8.2s, 5/1/18              Baa                 4,826,981
      5,230,000  IL Dev. Fin. Auth. Rev. Bonds (Community Rehab.
                   Providers Fac.), 8 3/4s, 7/1/11                             BB/P                5,870,675
      8,000,000  IL Dev. Fom. Auth. IFB (St. Luke's Med. Ctr.),
                   MBIA, 9.645s, 10/1/24                                       Aaa                 9,550,000
      2,000,000  IL Hlth. Fac. Auth. IFB (Methodist Hlth.), AMBAC,
                   9.588s, 5/1/21                                              Aaa                 2,370,000
      3,200,000  IL Hsg. Dev. Auth. IFB, 9.882s, 2/1/20
                   (acquired 4/8/92, cost $3,354,527) [DBL. DAGGER]            Aa                  3,608,000
                                                                                              --------------
                                                                                                  43,535,031

Indiana (0.4%)
------------------------------------------------------------------------------------------------------------
      9,000,000  IN Muni. Pwr. Agcy. Rev. Bonds, Ser. B, MBIA,
                   5 1/2s, 1/1/16                                              Aaa                 9,247,500

Kansas (1.4%)
------------------------------------------------------------------------------------------------------------
     18,200,000  Burlington, Poll. Control IFB (KS Gas & Elec.),
                   Ser. 91-4, MBIA, 9.72s, 6/1/31(acquired
                   various dates from 6/20/91 to 2/14/94
                   cost $19,756,448) [DBL. DAGGER]                             Aaa                21,908,250
      9,790,000  Kansas City, Util. Syst. Rev. Bonds, FGIC,
                   6 1/4s, 9/1/14                                              Aaa                10,683,338
                                                                                              --------------
                                                                                                  32,591,588

Kentucky (1.2%)
------------------------------------------------------------------------------------------------------------
     11,065,000  Boone Cnty. Poll. Control Rev. Bonds (Dayton Pwr. &
                   Lt. Co.), Ser. A, 6 1/2s, 11/15/22                          Aa                 12,047,019
     10,200,000  Jefferson Cnty., Hosp. IFB (Alliant Hlth. Syst.),
                   MBIA, 6.172s, 10/23/14                                      Aaa                10,901,250
      5,900,000  Mason Cnty., Poll. Control VRDN
                   4.1s, 10/15/14                                              AA                  5,900,000
                                                                                              --------------
                                                                                                  28,848,269

Louisiana (2.2%)
------------------------------------------------------------------------------------------------------------
      7,000,000  De Soto Parish, Poll. Control Rev. Bonds
                   (Southwestern Elec. Pwr. Co.), 7.6s, 1/1/19                 Aa                  8,050,000
     21,000,000  Lake Charles, Harbor & Term. Dist. Port Fac.
                   Rev. Bonds (Trunkline Co.), 7 3/4s, 8/15/22                 Baa                23,992,500
                 W. Feliciana Parish Poll. Control Rev. Bonds
                   (Gulf States Utils. Co.)
      8,000,000    8s, 12/1/24                                                 Ba                  8,600,000
      8,565,000    Ser. III, 7.7s, 12/1/14                                     Ba                  9,582,094
                                                                                              --------------
                                                                                                  50,224,594

Maine (0.5%)
------------------------------------------------------------------------------------------------------------
     11,935,000  Bucksport Solid Waste Disp. Rev. Bonds
                   (Champion Intl. Corp.), 6 1/4s, 5/1/10                      Baa                12,516,831

Massachusetts (9.1%)
------------------------------------------------------------------------------------------------------------
     15,850,000  Boston, Rev. Bonds (Boston City Hosp.), Ser. A,
                   FHA Insd., 7 5/8s, 2/15/21                                  AAA                17,633,125
     10,000,000  MA Bay Trans. Auth. Rev. Bonds, Ser. B, 7 7/8s, 3/1/21        Aaa                11,337,500
      9,800,000  MA Muni. Whsl. Elec. Co. Pwr. Supply Syst. Rev. Bonds,
                   MBIA, 6 1/2s, 7/1/05                                        Aaa                10,927,000
      5,020,000  MA State Cons. Loan G.O. Bonds, Ser. C,
                   7 1/2s, 12/1/07                                             AAA                 5,616,125
                 MA State Tpk. Auth. Rev. Bonds, Ser. A
     15,700,000    MBIA, 5 1/8s, 1/1/23                                        Aaa                15,052,375
     10,000,000    MBIA, 5s, 1/1/37                                            Aaa                 9,225,000
                 MA State G.O. Bonds, Ser. A
     23,190,000    6s, 11/1/11                                                 A                  25,509,000
      7,800,000    AMBAC, 5 3/4s, 8/1/09                                       Aaa                 8,472,750
      7,000,000  MA State Hlth. & Edl. Fac. Auth. , AMBAC,
                   6.55s, 6/23/22                                              Aaa                 7,691,250
                 MA State Hlth. & Edl. Fac. Auth. IFB
     11,000,000    (St. Elizabeth Hosp.), Ser. E, FSA, 9.57s, 8/15/21          Aaa                12,911,250
     18,000,000    (Boston U.), Ser. L, MBIA, 9.142s, 10/1/31                  Aaa                21,307,500
                 MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
      8,000,000    (Waltham-Weston Hosp. & Med. Ctr.), Ser. B,
                   8 3/8s, 7/1/15                                              Baa                 8,700,000
      5,370,000    (Worcester Polytech Inst.), Ser. E, 6 5/8s, 9/1/17          AAA                 6,014,400
      6,015,000  MA State Hsg. Fin. Agcy. Hsg. Dev. Rev. Bonds,
                   Ser. A,, 9s, 12/1/18                                        BBB                 6,152,443
                 MA State Indl. Fin. Agcy. Res. Recvy. Rev. Bonds
      4,500,000    (Southeastern MA), Ser. B, 9 1/4s, 7/1/15                   BB-/P               5,124,375
      7,000,000    (Southeastern MA), Ser. A, 9s, 7/1/15                       BB-/P               7,945,000
      5,000,000  MA State Indl. Fin. Agcy. Rev. Bonds
                   (Harvard Cmnty. Hlth.), Ser. B, 8 1/8s, 10/1/17             A                   5,289,650
                 MA State Port Auth. Rev. Bonds
      7,000,000    Ser. A, FGIC, 7 1/2s, 7/1/20                                Aaa                 7,621,250
      5,700,000    Stepped-coupon zero % (13s, 1/1/04), 7/1/2013 ++            Aaa                 5,415,000
                 MA State, G.O. Bonds, Ser. C
      5,285,000    FGIC, 5 3/4s, 8/1/11                                        Aaa                 5,707,800
      5,425,000    AMBAC, 5 3/4s, 8/1/10                                       Aaa                 5,892,906
                                                                                              --------------
                                                                                                 209,545,699

Michigan (2.3%)
------------------------------------------------------------------------------------------------------------
      7,000,000  Detroit, G.O. Bonds, Ser. B, AMBAC, 6 1/4s, 4/1/08            Aaa                 7,717,500
     11,355,000  Greater Detroit, Res. Recvy. Auth. Rev. Bonds,
                   Ser. A, 6 1/4s, 12/13/08                                    Aaa                12,902,119
     13,845,000  MI State Hosp. Fin. Auth. Rev. Bonds (Sinai Hosp.),
                   6.7s, 1/1/26                                                Baa                14,866,069
     10,000,000  MI State Stragetic Fund Solid Waste Disp. Rev.
                   Bonds (SD Warren Co.), Ser. C, 7 3/8s, 1/15/22              BB-/P              10,925,000
      6,745,000  Pontiac Hosp. Fin. Auth. Rev. Bonds, 6s, 8/1/13               Baa                 6,753,431
                                                                                              --------------
                                                                                                  53,164,119

Minnesota (0.7%)
------------------------------------------------------------------------------------------------------------
     15,750,000  MN State Hsg. Fin. Agcy. Single Fam. Rev. Bonds,
                   Ser. E, 6.85s, 1/1/24                                       Aa                 16,852,500

Missouri (0.7%)
------------------------------------------------------------------------------------------------------------
     14,400,000  MO State Hlth. & Edl. Fac. Auth. Rev. Bonds
                   (BJC Hlth. Syst.), Ser. A, 6 1/2s, 5/15/20                  Aa                 16,074,000

Montana (0.7%)
------------------------------------------------------------------------------------------------------------
     14,000,000  MT State Hlth. Fac. Auth. Hosp. (Deaconess Med. Ctr.),
                   Ser. B, AMBAC, 9.296s, 3/8/16                               Aaa                16,082,500

Nebraska (1.1%)
------------------------------------------------------------------------------------------------------------
      9,000,000  NE Investment Fin. Auth. Hosp. IFB, MBIA,
                   9.203s, 12/8/16                                             Aaa                10,698,750
                 NE Investment Fin. Auth. Single Fam. Mtge. IFB
      3,900,000    GNMA Coll., 9.159s, 9/15/24                                 Aaa                 4,387,500
      9,100,000    Ser. B, GNMA Coll., 9.751s, 9/15/23                         Aaa                 9,975,875
                                                                                              --------------
                                                                                                  25,062,125

New Hampshire (0.6%)
------------------------------------------------------------------------------------------------------------
     10,500,000  NH State Tpk. Sys. IFB, FGIC, 9.632s, 11/1/17                 Aaa                13,571,250

New Jersey (2.4%)
------------------------------------------------------------------------------------------------------------
                 NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
                   (Raritan Bay Med. Ctr.)
     13,500,000    7 1/4s, 7/1/27                                              BB/P               14,512,500
      6,800,000    7 1/4s, 7/1/14                                              BB/P                7,352,500
     19,755,000    NJ State G.O. Bonds, Ser. E 6s, 7/15/05                     Aa                 21,779,888
     10,000,000    NJ State Trans. Trust Fund Auth. Rev. Bonds
                   (Trans. Syst.), Ser. B, MBIA, 6 1/2s, 6/15/10               Aaa                11,700,000
                                                                                              --------------
                                                                                                  55,344,888

New York (18.0%)
------------------------------------------------------------------------------------------------------------
                 Metropolitan Trans. Auth. Rev. Bonds
     11,125,000    Ser. A, MBIA, 5 1/4s, 4/1/26                                Aaa                10,805,156
      7,900,000    Ser. A, MBIA, 5 1/4s, 4/1/21                                Aaa                 7,742,000
      1,600,000  Monroe Cnty., Indl. Dev. Auth. VRDN (Canal Ponds),
                   Ser. D, 3.4s, 6/15/16                                       A                   1,600,000
     11,000,000  Muni. Assistance Corp. Rev. Bonds, Ser. G,
                   5 1/2s, 7/1/04                                              Aa                 11,660,000
      7,500,000  NY & NJ Port Auth. Special Oblig. Rev. Bonds,
                   6s, 12/1/05                                                 Aaa                 8,165,625
                 NY City, G.O. Bonds
      4,600,000    Ser. F, 8.4s, 11/15/07                                      Aaa                 5,387,750
      4,855,000    Ser. F, 8.4s, 11/15/06                                      Aaa                 5,686,419
      4,635,000    Ser. F, 8.4s, 11/15/05                                      Aaa                 5,428,744
      9,800,000    Ser. D, 8 1/4s, 8/1/11                                      Aaa                11,331,250
     29,335,000    Ser. D, (Group B), 8 1/4s, 8/1/12                           Aaa                33,918,594
     15,000,000    Ser. L, 8s, 8/1/03                                          Baa                17,512,500
     20,000,000    Ser. B, 7 1/2s, 2/1/02                                      Baa                22,225,000
     13,235,000    Ser. B, MBIA, 6 1/2s, 8/15/10                               Aaa                15,253,338
      6,765,000    Ser. D, MBIA, 6 1/2s, 11/1/09                               Aaa                 7,779,750
     10,000,000  NY City, Indl. Dev. Agcy. Rev. Bonds (Visy Paper, Inc.),
                   7.95s, 1/1/28                                               BB-/P              11,412,500
                 NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
                   (American Airlines, Inc.)
      5,675,000    8s, 7/1/20                                                  Baa                 5,987,125
     15,000,000    6.9s, 8/1/24                                                Baa                16,612,500
      1,500,000  NY City, Indl. Dev. Agcy. VRDN (Stroheim &
                   Romann, Inc.), 3.95s, 12/1/15                               Aa                  1,500,000
                 NY City, Muni. Assistance Corp. Rev. Bonds
     13,020,000    Ser. I, 6 1/4s, 7/1/07                                      Aa                 14,680,050
     14,795,000    Ser. I, 6 1/4s, 7/1/06                                      Aa                 16,588,894
     10,000,000    Ser. J, 5 3/4s, 7/1/03                                      Aa                 10,675,000
     12,500,000    Ser. J, 5 1/2s, 7/1/02                                      Aa                 13,125,000
     14,890,000    Ser. L, 6s, 7/1/05                                          Aa                 16,323,163
                 NY State Dorm. Auth. Rev. Bonds
     13,100,000    (State U. Edl. Fac.), Ser. A, 7.7s, 5/15/12                 Aaa                14,524,625
     10,900,000    (Construction City U. Syst.), Ser. A, 6s, 7/1/20            Baa                11,567,625
     12,485,000    (Construction City U. Syst.), Ser. A, 5 3/4s, 7/1/18        Baa                13,140,463
     23,100,000    (State U. Edl. Fac.), Ser. A, 5 1/2s, 5/15/19               Baa                23,186,625
      8,400,000    (State U. Edl. Fac.), Ser. A, 5 1/4s, 5/15/15               A                   8,368,500
      4,400,000  NY State Env. Fac. Corp. Poll. Control Rev. Bonds
                   (State Wtr. Revolving Fund), Ser. A, 7 1/2s, 6/15/12        Aa                  4,829,000
                 NY State Local Govt. Assistance Corp. Rev. Bonds
     10,000,000    Ser. C, 7s, 4/1/21                                          Aaa                11,087,500
     11,585,000    Ser. A, 7s, 4/1/16                                          Aaa                12,844,869
      3,000,000  NY State Local Assistance Corp. Rev. Bonds,
                   Ser. A, VRDN, 3.95s, 4/1/22                                 VMIG1               3,000,000
                 NY State Med. Care Fac. Fin. Agcy. Rev. Bonds
      8,865,000    (Hosp. & Nursing Home Insd. Mtge.), Ser. A,
                   FHA Insd., 8s, 2/15/27                                      Aa                  9,064,463
      3,670,000    (Mental Hlth. Svcs. Fac.), Ser. A, 7.7s, 2/15/18            Aaa                 3,795,000
      3,230,000    (Mental Hlth. Svcs. Fac.), Ser. A, 7.7s, 2/15/18            A                   3,334,038
      2,480,000    (Mental Hlth. Svc. Fac.), Ser. B, 7 5/8s, 8/15/17           A                   2,765,200
      5,450,000    (Mental Hlth. Svc. Fac.), Ser. B, Prerefunded,
                   7 5/8s, 8/15/17                                             BBB                 6,199,375
     10,000,000  NY State Thruway Auth. Rev. Bonds, 6s, 4/1/12                 Baa                10,662,500
      6,500,000  Triborough Bridge & Tunnel Auth. Special
                   Obligation VRDN, FGIC, 4.05s, 1/1/24                        VMIG1               6,500,000
                                                                                              --------------
                                                                                                 416,270,141

North Carolina (5.0%)
------------------------------------------------------------------------------------------------------------
     19,700,000  NC Eastern Muni. Pwr. Agcy. Svcs. IFB, FGIC,
                   7.7s, 1/1/25 (acquired various dates from
                   12/28/93 to 4/12/95, cost $23,486,208) [DBL. DAGGER]        Aaa                23,443,000
                 NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
      3,155,000    Ser. A, 8s, 1/1/21                                          Aaa                 3,249,808
     11,680,000    Ser. C MBIA, 7s, 1/1/13                                     AAA                14,059,800
     10,000,000    AMBAC, 6s, 1/1/18                                           Aaa                10,950,000
                 NC Muni. Pwr. Agcy. Rev. Bonds (#1 Catawba Elec.)
     11,995,000    MBIA, 5 1/4s, 1/1/06                                        Aaa                12,534,775
     41,000,000    AMBAC, 8s, 1/1/06                                           Aaa                50,481,250
                                                                                              --------------
                                                                                                 114,718,633

Ohio (2.6%)
------------------------------------------------------------------------------------------------------------
      1,565,448  Lake Cnty. Indl. Dev. Rev. Bonds (Madison Inn
                   Ctr.), FHA Insd., 12s, 5/1/14                               BBB/P               1,676,987
     78,585,000  Lucas Plaza, Hsg. Dev. Corp. Mtge. Rev. Bonds,
                   zero %, FHA Insd., 6/1/24                                   Aaa                17,976,319
      8,655,000  Mount Vernon, Hosp. Rev. Bonds (Knox Cmnty. Hosp.),
                   7 7/8s, 6/1/12                                              BBB+/P              8,883,752
                 OH Hsg. Fin. Agcy. Single Fam. Mtge. IFB
      5,273,000    Ser. A-2, GNMA Coll., 9.679s, 3/24/31                       Aaa                 5,991,446
     14,225,000    GNMA Coll., 7.8s, 3/1/30                                    AAA                15,114,063
                 OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds
      7,775,000    Ser. 4, GNMA Coll., 9s, 9/1/01                              AAA/P               3,868,063
      7,775,000    GNMA Coll. stepped-coupon zero %
                   (9s, 9/1/01), 9/1/18 ++                                     AAA/P               6,356,063
                                                                                              --------------
                                                                                                  59,866,693

Oklahoma (0.5%)
------------------------------------------------------------------------------------------------------------
        500,000  Cushing, Correctional Fac. VRDN, 4.15s, 11/1/17               Aa                    500,000
      9,160,000  Tulsa Muni. Arpt. Trust Rev. Bonds (American
                   Airlines, Inc.), 7 3/8s, 12/1/20                            Baa                 9,950,050
                                                                                              --------------
                                                                                                  10,450,050
Pennsylvania (2.8%)
------------------------------------------------------------------------------------------------------------
      8,150,000  Allegheny Cnty., Arpt. Rev. Bonds (Pittsburgh
                   Intl. Arpt.), Ser. A, MBIA, 5 3/4s, 1/1/11                  Aaa                 8,679,750
      5,750,000  Beaver Cnty., Indl. Dev. Auth. Poll. Control Rev.
                   Bonds (Ohio Edison), Ser. A, 7 3/4s, 9/1/24                 Baa                 6,095,000
      8,360,000  Clearfield Hosp. Auth. Rev. Bonds (Clearfield Hosp.),
                   6 7/8s, 6/1/16                                              BBB                 8,913,850
                 PA Econ. Dev. Fin. Auth. Res. Recvy. Rev. Bonds
                   (Clover), Ser. D
     10,000,000    7 1/8s, 12/1/15                                             BBB                10,925,000
      6,000,000    7.15s, 12/1/18                                              BBB                 6,547,500
     12,700,000    (Northampton Generating), Ser. A, 6.4s, 1/1/09              BB+/P              13,112,750
     10,000,000  Philadelphia, Hosp. & Higher Edl. Fac. Auth.
                   Rev. Bonds (Graduate Hlth. Syst.), 7 1/4s, 7/1/10           Baa                10,887,500
                                                                                              --------------
                                                                                                  65,161,350

Puerto Rico (1.4%)
------------------------------------------------------------------------------------------------------------
      6,700,000  PR, Hwy. & Trans. Auth. Rev. Bonds, MBIA,
                   6 1/4s, 7/1/12                                              Aaa                 7,679,875
     23,355,000  Cmnwlth of PR Pub. Bldg. Auth. Gtd. Ed. & Hlth.
                   Fac. Rev. Bonds, Ser. M, AMBAC, 5 3/4s, 7/1/10              Aaa                25,544,531
                                                                                              --------------
                                                                                                  33,224,406

Rhode Island (0.7%)
------------------------------------------------------------------------------------------------------------
     16,685,000  RI State Health & Edl. Bldg. Corp. Rev. Bonds
                   (Lifespan Oblig. Group), MBIA, 5 1/4s, 5/15/26              Aaa                16,288,731

South Carolina (0.9%)
------------------------------------------------------------------------------------------------------------
      5,675,000  Florence Cnty. Indl. Dev. Auth. Rev. Bonds
                   (Stone Container Corp.), 7 3/8s, 2/1/07                     BB+/P               6,036,781
     13,500,000  Spartanburg Cnty. Hosp. Fac. IFB, FSA, 6.416s, 4/13/22        Aaa                14,765,625
                                                                                              --------------
                                                                                                  20,802,406

Tennessee (0.9%)
------------------------------------------------------------------------------------------------------------
     78,729,086  Metro. Nashville & Davidson Cnty. Hlth. & Ed. Fac.
                   Board Rev. Bonds (Volunteer Hlth. Care),
                   zero %, 6/1/21                                              Aaa                21,256,853

Texas (8.8%)
------------------------------------------------------------------------------------------------------------
     31,000,000  Alliance, Arpt. Auth. Special Fac. Rev. Bonds
                   (American Airlines, Inc.), 7 1/2s, 12/1/29                  Baa                33,751,250
     15,000,000  Dallas Cnty., G.O. Bonds (Flood Control Dist. #1),
                   stepped-coupon zero % (8.5s, 10/1/99), 4/1/16 ++            BB+/P              15,487,500
     30,000,000  Dallas, Wtr. & Swr. Rev. Bonds, Ser. S, 7 3/4s, 4/1/03        Aa                 34,912,500
      3,000,000  El Paso, Indl. Dev. Auth. VRDN (Camden Wire),
                   4.3s, 3/1/16                                                VMIG1               3,000,000
     25,250,000  Gulf Coast, Waste Disposal Auth. Rev. Bonds
                   (Champion Intl. Corp.), 7.45s, 5/1/26                       Baa                27,775,000
     11,000,000  Lufkin, Hlth. Fac. Dev. Corp. Rev. Bonds
                   (Memorial Hlth. Syst.of East TX), 6 7/8s, 2/15/26           BBB                11,852,500
      2,025,000  Montgomery Cnty., Hlth. Fac. Dev. Corp. Rev. Bonds
                   Med. Ctr.), 8.85s, 8/15/14                                  A-/P                2,217,375
     20,000,000  North Central Hlth. Fac. Dev. Corp. IFB
                   (Baylor U. Med. Ctr.), Ser. A, 7.766s, 5/15/16              Aa                 24,250,000
      6,500,000  TX State Indl. Dev. Corp. Rev. Bonds
                   (Arco Pipeline Co.), 7 3/8s, 10/1/20                        A                   8,344,375
                 TX State Dept. of Hsg. & Cmnty. Affairs
                   Home Mtge. IFB
      2,400,000    Ser. A-2, GNMA Coll., 9.622s, 7/18/23                       AAA                 2,472,000
      5,000,000    Ser. B-2, GNMA Coll., 9.622s, 7/18/23                       AAA                 5,550,000
      9,500,000  TX State (Nat'l. Research Lab. Communication
                    Superconductor), G.O. Bonds 7 1/8s, 4/1/20                 Aaa                10,355,000
     20,800,000  TX State, Spl. Linked G.O. Bonds, Ser. B,
                   6.058s, 9/30/11                                             VMIG1              23,530,000
                                                                                              --------------
                                                                                                 203,497,500

Utah (1.2%)
------------------------------------------------------------------------------------------------------------
     18,565,000  Intermountain Pwr. Agcy. (UT State Pwr. Supply)
                   Rev. Bonds, Ser. B, MBIA, 6 1/2s, 7/1/09                    Aaa                21,488,988
      5,000,000  Salt Lake City, Hosp. Rev. Bonds (IHC Hosps. Inc.),
                   Ser. A, 8 1/8s, 5/15/15                                     AAA                 6,156,250
                                                                                              --------------
                                                                                                  27,645,238

Vermont (0.4%)
------------------------------------------------------------------------------------------------------------
      7,600,000  VT Edl. & Hlth. Bldgs. Fin. Agcy. Rev. Bonds
                   (Hosp. Med. Ctr.), FGIC, 6 1/4s, 9/1/19                     Aaa                 8,160,500

Virginia (3.1%)
------------------------------------------------------------------------------------------------------------
     21,000,000  Henrico Cnty., Indl. Dev. Auth. Rev. Bonds
                   (Bon Secours Hlth. Syst.), FSA, 5.929s, 8/23/27             Aaa                22,811,250
      7,000,000  Henrico Cnty., Indl. Dev. Auth. VRDN, 3.95s, 5/1/24           VMIG1               7,000,000
      5,000,000  Norfolk, Cnth., Wtr. Rev. Bonds, MBIA, 5.9s, 11/1/25          Aaa                 5,181,250
     30,000,000  Winchester, Indl. Dev. Auth. IFB (Winchester
                   Med. Ctr.), AMBAC, 9.045s, 1/1/14                           AAA                36,712,500
                                                                                              --------------
                                                                                                  71,705,000

Washington (1.0%)
------------------------------------------------------------------------------------------------------------
      5,200,000  Port of Moses Lake, Pub. Corp. Poll. Control
                   Rev. Bonds (Union Carbide Corp.), 7 1/2s, 8/1/04            Baa                 5,249,036
                 WA State Hlth. Care Fac. Auth. Rev. Bonds
                   (Hutchinson Cancer Ctr.) Ser. D
      8,400,000    7 3/8s, 1/1/18                                              Aa                  8,935,500
      7,700,000    7.3s, 1/1/12                                                Aa                  8,171,625
                                                                                              --------------
                                                                                                  22,356,161

Wisconsin (0.3%)
------------------------------------------------------------------------------------------------------------
      6,380,000  WI Hsg. & Econ. Dev. Auth. IFB (Home
                   Ownership Dev.), 9.895s, 10/25/22                           Aa                  7,113,691
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $2,152,472,795) ***                                   2,330,885,416
------------------------------------------------------------------------------------------------------------

  * Percentages indicated are based on net assets of $2,308,575,644.

 ** The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at September 30, 1997, for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at September 30, 1997. Securities rated by Putnam are indicated by
    "/P" and are not publicly rated. Ratings are not covered by the Report of independent accountants.

*** The aggregate identified cost on a tax basis is $2,152,524,229, resulting in gross unrealized appreciation and depreciation of $180,732,204 and $2,371,017, respectively, or net unrealized appreciation of $178,361,187.

 ++ The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

[DBL. DAGGER] Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at September 30, 1997 was $48,959,250 or 2.1% of net assets.

  # A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 1997.

The rates shown on IFB, which are securities paying interest rates that vary inversely to changes in the market interest rates, and VRDN's are the current interest rates at September 30, 1997.

The fund had the following industry group concentrations greater than 10% at September 30, 1997
(as a percentage of net assets):

  Hospitals/Health Care     14.8%

  Transportation            14.3

  Utilities                 13.3

The fund had the following insurance concentration greater than 10% at September 30, 1997 (as a percentage of net assets):

  MBIA                      14.6%




----------------------------------------------------------------------------------------
Futures Contracts Outstanding at September 30, 1997
                                            Aggregate Face   Expiration     Unrealized
                             Total Value       Value            Date       Depreciation
----------------------------------------------------------------------------------------
US Treasury Bonds
Futures (short)              $153,554,625    $150,287,781      Dec-97       $(3,266,844)
----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
September 30, 1997

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,152,472,795) (Note 1)                                            $2,330,885,416
---------------------------------------------------------------------------------------------------
Cash                                                                                      3,495,911
---------------------------------------------------------------------------------------------------
Interest and other receivables                                                           36,443,064
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                      681,017
---------------------------------------------------------------------------------------------------
Receivable for variation margin                                                             457,875
---------------------------------------------------------------------------------------------------
Total assets                                                                          2,371,963,283

Liabilities
---------------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                     4,864,984
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                         32,918,791
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                               21,223,340
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              2,797,145
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  219,695
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                40,191
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  5,269
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                    1,231,562
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                       86,662
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        63,387,639
---------------------------------------------------------------------------------------------------
Net assets                                                                           $2,308,575,644

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                      $2,169,152,868
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                              1,197,087
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                   (36,920,088)
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                              175,145,777
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $2,308,575,644

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($2,054,537,174 divided by 225,313,784 shares)                                                $9.12
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $9.12)*                                        $9.57
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($245,758,656 divided by 26,957,682 shares)***                                                $9.12
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($8,279,814 divided by 906,006 shares)                                                        $9.14
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $9.14)**                                       $9.45
---------------------------------------------------------------------------------------------------
  * On single retail redemption less than $25,000.  On sale of $25,000 or more and on group sales the offering price is reduced.

 ** On single retail redemption less than $50,000.  On sale of $50,000 or more and on group sales the offering price is reduced.

*** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended September 30, 1997

Tax exempt interest income:                                                           $143,688,607
--------------------------------------------------------------------------------------------------

Expenses:
Compensation of Manager (Note 2)                                                        11,094,948
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           1,888,774
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                           71,894
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                            21,368
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                    4,161,720
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                    2,101,939
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                       34,027
--------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                               4,362
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     62,366
--------------------------------------------------------------------------------------------------
Auditing                                                                                    74,756
--------------------------------------------------------------------------------------------------
Legal                                                                                      103,994
--------------------------------------------------------------------------------------------------
Postage                                                                                    161,788
--------------------------------------------------------------------------------------------------
Other                                                                                      109,550
--------------------------------------------------------------------------------------------------
Total expenses                                                                          19,891,486
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (673,390)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            19,218,096
--------------------------------------------------------------------------------------------------
Net investment income                                                                  124,470,511
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                        25,534,159
--------------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                            620,510
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures during the year                  68,453,413
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                 94,608,082
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   219,078,593
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                          Year ended September 30
                                                                                    ----------------------------------
                                                                                               1997               1996
----------------------------------------------------------------------------------------------------------------------
Decrease in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                $  124,470,511       $134,910,742
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                         26,154,669         37,140,092
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
(depreciation) of investments                                                            68,453,413        (24,181,648)
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    219,078,593        147,869,186
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                            (113,245,307)      (121,847,440)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                             (11,842,967)       (12,271,580)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                (348,827)          (203,144)
----------------------------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                                      (159,470,685)      (125,723,510)
----------------------------------------------------------------------------------------------------------------------
Total decrease in net assets                                                            (65,829,193)      (112,176,488)

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of year                                                                     2,374,404,837      2,486,581,325
----------------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income of $1,197,087 and $1,781,474, respectively)                                   $2,308,575,644     $2,374,404,837
----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                                        Year ended September 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $8.76            $8.74            $8.55            $9.66            $9.11
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .48              .49              .52              .53              .57
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                            .36              .02              .19             (.97)             .67
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .84              .51              .71             (.44)            1.24
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.48)            (.49)            (.52)            (.54)            (.56)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                      --               --               --               --             (.01)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                         --               --               --             (.07)            (.12)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
realized gain on investments                           --               --               --             (.06)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.48)            (.49)            (.52)            (.67)            (.69)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $9.12            $8.76            $8.74            $8.55            $9.66
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                            9.89             5.94             8.58            (4.72)           14.27
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $2,054,537       $2,117,684       $2,237,837       $2,232,611       $2,425,661
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .78              .78              .78              .77              .74
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            5.40             5.58             6.03             5.97             6.81
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              52.33            92.99            68.23            59.27            43.77
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestments and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended September 30, 1995 and thereafter includes amounts paid through expense offset arrangements with PFTC and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).



Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                        Jan. 4, 1993+
operating performance                                               Year ended September 30                        to Sep. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $8.76            $8.73            $8.53            $9.66            $9.02
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .43              .43              .46              .47              .34
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                            .36              .03              .20             (.98)             .64
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .79              .46              .66             (.51)             .98
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.43)            (.43)            (.46)            (.49)            (.34)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                      --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                         --               --               --             (.07)              --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
realized gain on investments                           --               --               --             (.06)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.43)            (.43)            (.46)            (.62)            (.34)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $9.12            $8.76            $8.73            $8.53            $9.66
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                            9.18             5.38             8.01            (5.51)           11.10*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $245,759         $250,990         $246,407         $213,679         $137,323
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            1.43             1.43             1.43             1.41             1.04*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            4.75             4.92             5.34             5.31             3.66*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              52.33            92.99            68.23            59.27            43.77
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestments and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended September 30, 1995 and thereafter includes amounts paid through expense offset arrangements with PFTC and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).



Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                              For the period
Per-share                                                                                                      Feb. 16, 1995+
operating performance                                                                Year ended September 30       to Sep. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                   $8.78            $8.75            $8.61
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   .45              .46              .31
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                              .37              .03              .13
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                   .82              .49              .44
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.46)            (.46)            (.30)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                                        --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                           --               --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
realized gain on investments                                                             --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.46)            (.46)            (.30)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                         $9.14            $8.78            $8.75
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                              9.55             5.72             5.23*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                       $8,280           $5,732           $2,337
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                              1.08             1.06              .67*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                              5.07             5.26             3.04*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                52.33            92.99            68.23
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestments and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended September 30, 1995 and thereafter includes amounts paid through expense offset arrangements with PFTC and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).




Notes to financial statements
September 30, 1997

Note 1
Significant accounting policies

Putnam Tax Exempt Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax as is consistent with preservation of capital by investing primarily in a diversified portfolio of longer-term tax exempt securities.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Tax-exempt bonds and notes are stated on the basis of valuations provided by a pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The fair value of restricted securities is determined by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. following procedures approved by the Trustees, and such valuations and procedures are reviewed periodically by the Trustees.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis.

C) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it invests to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

D) Line of Credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage of at least 300% and borrowings must not exceed prospectus limitations. For the period ended September 30, 1997, the fund had no borrowings against this line of credit.

E) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At September 30, 1997, the fund had a capital loss carryover of approximately $11,195,000 available to offset future capital gains, if any. The amount of the carryover and expiration dates are:

Loss Carryover           Expiration
----------------------------------------------
  $7,128,000             September 30, 2003
   4,067,000             September 30, 2004

F) Distributions to shareholders Income dividends are recorded daily by the fund and are distributed monthly. Capital gain distributions if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of market discount, and realized gain and losses on certain future contracts. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended September
30, 1997, the fund reclassified $382,203 to increase undistributed net investment income and $1,768,134 to increase paid-in-capital, with an increase to accumulated net realized losses of $2,150,337. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

G) Amortization of bond premium and accretion of bond discount Any premium resulting from the purchase is amortized using the effective yield method for bonds issued after September 27, 1985, and on a straight-line basis for bonds issued prior thereto. The premium in excess of the call price, if any, is amortized to the call date; thereafter, the remaining excess premium is amortized to maturity.

Discounts on zero coupon bonds, original issue discount and stepped-coupon bonds are accreted according to the effective yield method.

H) Unamortized organization expenses Expenses incurred by the fund in connection with its class B shares organization aggregated $34,737. These expenses have been fully amortized over a five-year period as of September 30, 1997.

Note 2
Management fee, administrative services, and other transactions

Compensation of Putnam Management for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.60% of the first $500 million of average net assets, 0.50% of the next $500 million, 0.45% of the next $500 million and 0.40% of the next $5 billion, 0.375% of the next $5 billion, 0.355% of the next $5 billion, 0.34% of the next $5 billion, and 0.33% of any amount thereafter. Prior to January 20, 1997, any amount over $1.5 billion was based on 0.40%.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended September 30, 1997, fund expenses were reduced by $673,390 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $1,788 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.20%, 0.85% and 0.50% of the average net assets attributable to class A, class B and class M shares respectively.

For the year ended September 30, 1997, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $119,320 and $2,038 from the sale of class A and class M shares, respectively and $587,252 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended September 30, 1997, Putnam Mutual Funds Corp., acting as underwriter received $6,660 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended September 30, 1997, purchases and sales of investment securities other than short-term investments aggregated $1,163,816,924 and $1,205,758,759, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At September 30, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           Year ended
                                       September 30, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      95,011,917     $844,210,014
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     7,165,921       64,012,566
------------------------------------------------------------
                                102,177,838      908,222,580

Shares
repurchased                    (118,475,572)  (1,054,864,364)
------------------------------------------------------------
Net decrease                    (16,297,734)   $(146,641,784)
------------------------------------------------------------

                                           Year ended
                                       September 30, 1996
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                     151,334,010   $1,335,594,408
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     7,830,370       69,225,300
------------------------------------------------------------
Shares issued in
connection with
the merger of
Putnam Intermediate
Tax Exempt Fund                   4,415,668       38,151,371
------------------------------------------------------------
                                163,580,048    1,442,971,079

Shares
repurchased                    (178,136,572)  (1,575,678,966)
------------------------------------------------------------
Net decrease                    (14,556,524)   $(132,707,887)
------------------------------------------------------------

                                           Year ended
                                       September 30, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       8,110,616      $72,116,207
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       829,536        7,408,717
------------------------------------------------------------
                                  8,940,152       79,524,924

Shares
repurchased                     (10,625,717)     (94,628,696)
------------------------------------------------------------
Net decrease                     (1,685,565)    $(15,103,772)
------------------------------------------------------------

                                           Year ended
                                       September 30, 1996
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      14,815,330     $130,495,282
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       881,235        7,784,707
------------------------------------------------------------
Shares issued in
connection with
the merger of
Putnam Intermediate
Tax Exempt Fund                     729,932        6,306,616
------------------------------------------------------------
                                 16,426,497      144,586,605

Shares
repurchased                     (16,001,570)    (141,006,365)
------------------------------------------------------------
Net increase                        424,927       $3,580,240
------------------------------------------------------------

                                           Year ended
                                       September 30, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         379,917       $3,399,547
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        29,348          262,886
------------------------------------------------------------
                                    409,265        3,662,433

Shares
repurchased                        (155,806)      (1,387,562)
------------------------------------------------------------
Net increase                        253,459        2,274,871
------------------------------------------------------------

                                           Year ended
                                       September 30, 1996
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         561,785        4,957,876
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        16,450          144,865
------------------------------------------------------------
                                    578,235        5,102,741

Shares
repurchased                        (192,893)      (1,698,604)
------------------------------------------------------------
Net increase                        385,342        3,404,137
------------------------------------------------------------



Federal tax information
(Unaudited)

The fund has designated 99% of dividends paid from net investment income during the fiscal year as tax exempt for Federal income tax purposes.

The Form 1099 you receive in January 1998 will show the tax status of all distributions paid to your account in calendar 1997.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Gary N. Coburn
Vice President

William J. Curtin
Vice President

Jerome J. Jacobs
Vice President

William H. Reeves
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Tax Exempt Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.

[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

AN041-36846   11/97